GuidePath® Growth Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 99.00%
	Domestic Equity Funds - 73.30%
1,408,749	AMCAP Fund - Class F3	$54,095,944
748,918	American Funds - Fundamental Investors - Class F3	53,495,243
494,150	American Funds - New Economy Fund - Class F3	26,807,610
470,590	American Funds - New Perspective Fund - Class F3	26,305,969
595,934	American Funds - SMALLCAP World Fund, Inc. - Class F3	40,344,703
1,073,094	American Funds - The Growth Fund of America - Class F3	67,765,894
19,828	Invesco QQQ Trust Series 1 (a)	8,119,963
454,686	iShares Core S&P Small-Cap ETF (a)	49,219,759
923,399	Schwab U.S. Large-Cap ETF	52,079,704
813,695	Schwab U.S. Large-Cap Growth ETF (a)	67,504,137
443,255	SPDR S&P 600 Small Cap Growth ETF (a)	37,069,416
690,848	Vanguard Russell 1000 Growth ETF (a)	53,899,961
109,201	Vanguard Russell 2000 Growth	20,043,843
430,787	Vanguard S&P 500 ETF (a)	188,167,762
240,554	Vanguard Value ETF (a)	35,962,823
		780,882,731
	Emerging Markets Equity Funds - 5.58%
1,175,869	iShares Core MSCI Emerging Markets ETF	59,475,454

	International Equity Funds - 17.63%
38,400	iShares Core MSCI Europe ETF	2,112,768
318,542	iShares MSCI ACWI ETF (a)	32,418,019
174,706	iShares MSCI Switzerland ETF (a)	8,433,059
281,802	JPMorgan BetaBuilders Canada ETF (a)	18,069,144
166,483	Vanguard FTSE All World ex-US Small-Cap ETF (a)	19,150,540
2,246,087	Vanguard FTSE Developed Markets ETF (a)	107,587,567
		187,771,097
	Real Estate Funds - 2.49%
209,655	Vanguard Global ex-U.S. Real Estate ETF	8,929,206
199,496	Vanguard Real Estate ETF (a)	17,627,467
		26,556,673
	Total Investment Companies (Cost $693,996,508)	1,054,685,955
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 8.01%
85,327,854	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.55% (b)	85,327,854
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $85,327,854)	85,327,854

	Total Investments (Cost $779,324,362) - 107.01%	1,140,013,809
	Liabilities in Excess of Other Assets - (7.01)%	(74,643,662)
	TOTAL NET ASSETS - 100.00%	$1,065,370,147

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2023.